ACQUISITIONS (Detail) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended
	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Aug. 11, 2014	Oct. 26, 2014	Nov. 26, 2013	Jan. 31, 2013
Acquisitions
Purchase price									$ 466,204,000	$ 665,415,000	$ 168,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Goodwill	1,226,406,000				934,472,000				1,226,406,000	934,472,000	630,875,000		1,226,406,000
Net sales	2,543,771,000	2,284,947,000	2,244,866,000	2,242,672,000	2,323,202,000	2,159,525,000	2,152,686,000	2,116,241,000	9,316,256,000	8,751,654,000	8,230,670,000
CytoSport Holdings
Acquisitions
Purchase price												424,300,000
Potential additional payment												20,000,000
Term of Additional payment												2 years
Recognized amount related to potential additional payment	10,300,000								10,300,000				10,300,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Accounts receivable												37,541,000
Inventory												62,246,000
Prepaid and other assets												3,133,000
Property, plant and equipment												8,119,000
Intangible assets												183,607,000
Goodwill												263,829,000
Current liabilities												(52,298,000)
Long-term liabilities												(25,182,000)
Deferred taxes												(56,667,000)
Purchase price												424,328,000
Potential payments owed under a supplier agreement												15,000,000
Net sales													73,500,000
Transaction costs (excluding transitional service expenses) related to the acquisition									4,800,000
SKIPPY | China
Acquisitions
Purchase price														41,900,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Net sales									28,900,000
SKIPPY | Worldwide, except sales in mainland China
Acquisitions
Purchase price															665,400,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Inventory															49,156,000
Property, plant and equipment															48,461,000
Intangible assets															264,500,000
Goodwill															303,597,000
Current liabilities															(299,000)
Purchase price															665,415,000
Net sales				86,500,000						272,800,000
Transaction costs (excluding transitional service expenses) related to the acquisition										$ 7,700,000